FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair Value of Derivative Contracts

The fair value of derivative contracts as of December 31, 2019 and December 31, 2018 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 0	2 0 1 9	2 0 2 0	2 0 1 9
Derivatives designated as hedging instruments in cash flow hedge	$644	$68	$-	$-

Impact of Derivative Instruments on Total Operating Expenses

The impact of derivative instrument on total operating expenses in the year ended December 31, 2020, 2019 and 2018 was:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Loss (gain) on derivative instruments	$796	$33	$(189)